SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Agreements (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Licensing revenue				$ 2,000,000
Right-of-use assets			$ 7,191,000	$ 7,191,000	$ 3,651,000
U.S.
Disclosure of detailed information about intangible assets [line items]
Right-of-use assets		$ 4,800,000
Lease liabilities		$ 4,800,000
Weighted average lessee's incremental annual borrowing rate applied to the lease liabilities		9.90%
Yearly rental, first four years | U.S.
Disclosure of detailed information about intangible assets [line items]
Lease term		4 years
Approximate yearly rental expenses		$ 400,000
Yearly rental, next eight years | U.S.
Disclosure of detailed information about intangible assets [line items]
Lease term		8 years
Approximate yearly rental expenses		$ 900,000
Movantik
Disclosure of detailed information about intangible assets [line items]
Impairment loss			$ 0
Movantik | Weighted average cost of capital
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input			0.178	0.178
Kukbo Co. Ltd.
Disclosure of detailed information about intangible assets [line items]
Upfront payments received		1,500,000
Milestones to be paid		$ 5,600,000
Licensing revenue				$ 0
Gaelan | Talicia
Disclosure of detailed information about intangible assets [line items]
Upfront payments received	$ 2,000,000